SHORT-TERM BANK LOANS AND CURRENT MATURITIES (Tables)	12 Months Ended
Dec. 31, 2013
SHORT-TERM BANK LOANS AND CURRENT MATURITIES [Abstract]
Schedule of Short-Term Bank Loans and Current Maturities
		Weighted interest rate as of December 31, 2013	December 31,
Short term loans	Loan currency	%	2013	2012

	NIS	5.88	$1,226	$929
	USD	4.8	4,200	4,937
	Euro	-	-	93

			5,426	5,959
Current maturities	NIS	3.88	498	424

			$5,924	$6,383